Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended								0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended		1 Months Ended			0 Months Ended						0 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 04, 2013	Feb. 27, 2013	Sep. 07, 2012	Aug. 15, 2012	Jan. 16, 2013 Subsequent Event [Member] TCA Purchase Agreement [Member] First Debenture [Member]	Jan. 16, 2013 Subsequent Event [Member] TCA Purchase Agreement [Member]	Feb. 28, 2013 Subsequent Event [Member] $.0025 [Member]	Feb. 28, 2013 Subsequent Event [Member] $.005 [Member]	Jan. 16, 2013 Subsequent Event [Member] Incentive Shares [Member]	Jan. 16, 2013 Subsequent Event [Member] First Debenture [Member]	Feb. 28, 2013 Subsequent Event [Member]	Jan. 16, 2013 Subsequent Event [Member] Maximum [Member] First Debenture [Member]	Feb. 28, 2013 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2013 Subsequent Event [Member] Minimum [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member] First Debenture [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member]	Feb. 15, 2013 $.0025 [Member]	Feb. 15, 2013 $.005 [Member]	Jan. 16, 2013 Incentive Shares [Member]	Jan. 16, 2013 First Debenture [Member]	Jan. 16, 2013 Maximum [Member] First Debenture [Member]	Feb. 15, 2013 Maximum [Member]	Feb. 15, 2013 Minimum [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount			$ 78,500	$ 78,500				$ 55,000	$ 82,500		$ 111,000	$ 550,000	$ 5,000,000									$ 550,000	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%						5.00%							12.00%										12.00%
Percent of Average Daily Volume Weighted Average Price of Common Stock																	85.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																			4.99%									4.99%
Investment Advisory Fees													22,000										22,000
Due Diligence Fee													10,000										10,000
Legal Fees													12,500										12,500
Stock Issued During Period, Value, New Issues		37,925		42,600												100,000										100,000
Licenses Revenue	2,500,000		2,500,000		1,600,000	800,000	400,000													2,000,000									2,000,000
License Revenue Per Strip (in Dollars per Item)																				0.005	0.0025								0.005	0.0025
Number of Strips Used Per Year																		1,000
Consideration for Rights and Licenses														$ 1,000,000	$ 2,000,000									$ 1,000,000	$ 2,000,000